Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of net income tax benefit

	2019	2018
Tax benefit computed at expected statutory rate	$(2,867)	$(10,343)
State income taxes	2	22
Permanent differences:
Share-based compensation	182	1,288
Goodwill impairment	-	226
Change in fair value of derivative liabilities	(664)	(3,261)
Temporary differences:
Share-based compensation	546	2,289
Property and equipment	(48)	399
Intangible assets	640	232
Other adjustments	42	(66)
Increase in valuation allowance	2,169	9,214
Net income tax benefit	$-	$-

Schedule of differences between statutory federal rate and effective tax rate
	2019	2018
Federal statutory rate (benefit)	(21.0)%	(31.5)%
Temporary differences	(3.5)%	(15.2)%
Permanent differences	8.6%	24.8%
Change in valuation allowance	15.9%	21.9%
Effective Tax Rate	0%	0%

Schedule of deferred tax assets

	June 30, 2019	March 31, 2019
	(Unaudited)
Net operating loss carryover	$20,679	$23,327
Depreciable and amortizable assets	1,748	1,761
Share-based compensation	3,708	3,586
Accrued liabilities	57	57
Allowance for bad debts	120	120
Warrant derivative liabilities	(2,686)	(2,884)
Other	382	381
Less: valuation allowance	(24,008)	(26,348)
Net deferred tax asset	$-	$-

	2019	2018
Net operating loss carryover	$23,327	$23,230
Depreciable and amortizable assets	1,761	1,168
Share-based compensation	3,586	2,858
Accrued liabilities	57	58
Inventory reserve	-	3
Allowance for bad debts	120	13
Change in fair value of derivative liabilities	(2,884)	(1,956)
Effect of reduction in tax rate	-	(994)
Other	381	328
Less: valuation allowance	(26,348)	(24,708)
Net deferred tax asset	$-	$-